September 24, 2025

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Tema ETF Trust, File Nos. 333-267188 and 811-23823

Ladies and Gentlemen:

On behalf of the Tema Small & Mid-Cap Durable Quality ETF, Tema S&P 500 Growth Historical Weight ETF Strategy, Tema International Defense Innovation ETF, Tema Emerging Markets Durable Quality ETF, and Tema S&P Total U.S. Market Historical Weight ETF Strategy, (each a “Fund” collectively the “Funds”), a series of Tema ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Funds contained in Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A, dated September 23, 2025 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Funds was filed electronically with the Securities and Exchange Commission on September 23, 2025, accession number 0001999371-25-013852.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench